INCOME TAX (Details) - Schedule of federal statutory tax rate to pre-tax income - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (144,964)	$ (1,002,371)
Other-net	(26,852)	(48,211)
Adjusted pre-tax loss	$ (171,816)	$ (1,050,582)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$ (36,081)	$ (220,622)
State deferred income taxes (benefit)	(29,000)	(70,000)
Other-net	3,081	622
Income tax provision (benefit)	$ (62,000)	$ (290,000)